SCOPE OF CONSOLIDATION - Divestments Narrative (Details) $ in Millions	Dec. 07, 2023 USD ($)	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 6,400	$ 7,686	$ 9,300	$ 4,215
Total assets		89,385	93,917
Total liabilities		38,099	$ 37,849
ArcelorMittal Temirtau | Disposal group, disposed of by sale, not discontinued operations
Disclosure of detailed information about business combination [line items]
Consideration received	$ 286
Consideration paid (received) net of cash disposed of	254
Cash and cash equivalents	24
Transaction costs	8
Consideration received through repayment of intra-group dues	250
Sovereign-fund guaranteed payment		$ 450
Number of equal installments | Installment		4
Total assets	1,650
Total liabilities	1,372
Impairment loss recognised in profit or loss, property, plant and equipment	732
Impairment of goodwill	194
Reclassification of foreign exchange reserve	$ 1,469